EARNINGS PER SHARE (TABLES)	12 Months Ended
Dec. 28, 2012
Earnings per share reconciliation [Abstract]
Earnings per share [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010

Weighted-average common stock shares outstanding (1)	74.3	77.3	81.0
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares (2)	0.2	—	0.3
Weighted-average common stock outstanding – Diluted	74.5	77.3	81.3

  Weighted-average shares of common stock outstanding is net of treasury stock.
  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.

Earnings per share, anti-dilutive awards [Table Text Block]
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Anti-dilutive equity awards not included above	1.1	1.0	0.9